1997 SEMIANNUAL REPORT


IDS
Intermediate
Tax-Exempt
Fund


(icon of) shield with tree enclosed

The goal of IDSIntermediate Tax-Exempt Fund, a part of IDS Tax-Exempt Bond Fund, Inc., is to seek a high level of current income exempt from federal taxes.


      Distributed by American Express Financial Advisors Inc. Member SIPC.

Why suffer from a `lack of interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

Contents

From the president                           3
From the portfolio manager                   3
Ten largest holdings                         5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   19
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      President of the Fund


      From the portfolio manager

      IDS Intermediate Tax-Exempt Fund provided positive performance during the first half of the fiscal year, although the return was hampered by often-difficult conditions in the bond market. For the period from Dec. 1, 1996, through May 31, 1997, the Fund's Class A shares generated a total return of 1.1%.

      The bond market struggled for much of the period, as fears that stronger economic growth would soon spawn higher inflation pervaded the market. Despite ongoing reports indicating that inflation was not on the rise, many investors moved out of bonds, causing an increase in long-term interest rates and depressing bond prices. In fact, by the time the Federal Reserve Board actually took a pre-emptive strike against inflation by raising short-term interest rates in late March, most of the erosion in the bond market had already taken place. Some of the lost ground was recovered in the final weeks of the period, however, as the bond market rallied modestly.

      For the entire fiscal period, municipal bonds performed somewhat better than taxable U.S. Treasury bonds.

      Playing defense

      To combat the rising-rate trend, I took a "defensive" approach to structuring the portfolio. This centered on keeping a relatively short duration - a function of the average maturity of the investments that determines how sensitive the Fund's net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity. Therefore, when interest rates were rising, the Fund experienced somewhat less of a decline than it would have with a longer duration.

      Little has changed in the investment environment in recent months; the economy continues to grow, and inflation has yet to reach a threatening level. Still, with the Federal Reserve on the inflation watch, I think it's likely that interest rates will trend higher, or at least fluctuate enough to keep the bond market off balance.

      Given that outlook, I plan to stay with a somewhat defensive portfolio structure, and concentrate on maintaining the Fund's tax-free yield.



      Terry Fettig
      (picture of) Terry Fettig
      Terry Fettig
      Portfolio manager

To our shareholders


Class A
 6-months performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $   5.01
Nov. 30, 1996        $   5.04
Decrease             $   0.03

Distributions
Dec 1, 1996 - May 31, 1997

From income          $   0.09
From capital gains   $     --

Total distributions  $   0.09

Total return*           +1.1%

Class B
 6-months performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $   5.01
Nov. 30, 1996        $   5.04
Decrease             $   0.03

Distributions
Dec 1, 1996 - May 31, 1997

From income          $   0.07
From capital gains   $    --
Total distributions  $   0.07

Total return*           +0.8%

Class Y
 6-months performance

(All figures per share)

Net asset value (NAV)

May 31, 1997         $   5.01
Nov. 30, 1996        $   5.04
Decrease             $   0.03

Distributions
Dec. 1, 1996 - May 31, 1997

From income          $   0.09
From capital gains   $   --
Total distributions  $   0.09

Total return*           +1.2%

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Fund's ten largest holdings

                                      Percent                         Value
                        (of Fund's net assets)          (as of May 31, 1997)


Chicago Illinois Unlimited Tax General Obligation Refunding Bonds
Series 1996B
6.00% 2002                               2.90%                     $546,042


Houston Texas Water & Sewer System Prior Lien
Refunding Revenue Bonds Series 1992B
5.75% 2002                               2.79                       524,705


Delaware County Industrial Development Authority Pollution Control Refunding Revenue Bonds Series 1997
5.30% 2001                               2.68                       503,705


Denver Colorado City & County Airport Revenue Bonds
Series 1996 A.M.T.
4.80% 2000                               2.67                       502,105


Hawaii General Obligation Bonds Series 1997
4.265% 2001                              2.66                       500,350


New York Dormitory Authority Health Care Revenue Bonds
Series 1997
5.00% 2001                               2.65                       499,055


Long Beach California Harbor Revenue Bonds Series 1993 A.M.T.
4.50% 2002                               2.62                       492,145


Knox County Tennessee Unlimited Tax General Obligation Bonds
Series 1997
4.45% 2003                               2.61                       490,790


Anchorage Alaska Unlimited Tax General Obligation Bonds
Series 1992
5.85% 2001                               2.36                       444,095


Southern California College of Optometry Educational Facilities
Authority College Revenue Bonds Series 1997B
4.90% 1999                               1.81                       341,044


Note:Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T)


(icon of) pie chart
The ten holdings listed here make up 25.75% of the Fund's net assets



      Financial statements


      Statement of assets and liabilities
      IDS Intermediate Tax-Exempt Fund
      May 31, 1997


                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $18,636,013)                                                                $18,602,999
 Accrued interest receivable                                                                           263,508
 Organizational cost                                                                                        98
                                                                                                            --
 Total assets                                                                                       18,866,605
                                                                                                    ----------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                      20,036
 Dividends payable to shareholders                                                                       3,714
 Accrued investment management services fee                                                                232
 Accrued distribution fee                                                                                   98
 Accrued service fee                                                                                        90
 Accrued transfer agency fee                                                                                 7
 Accrued administrative services fee                                                                        21
 Other accrued expenses                                                                                 32,542
                                                                                                        ------
 Total liabilities                                                                                      56,740
                                                                                                        ------
 Net assets applicable to outstanding capital stock                                                $18,809,865
                                                                                                   ===========

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                           $    37,511
 Additional paid-in capital                                                                         18,853,296
 Undistributed net investment income                                                                     2,122
 Accumulated net realized loss (Note 1)                                                                (50,050)
 Unrealized depreciation                                                                               (33,014)
                                                                                                       -------
 Total-- representing net assets applicable to outstanding capital stock                           $18,809,865
                                                                                                   ===========
 Net assets applicable to outstanding shares:             Class A                                  $14,043,394
                                                          Class B                                  $ 4,765,448
                                                          Class Y                                  $     1,023
 Net asset value per share of outstanding capital stock:  Class A shares       2,800,494           $      5.01
                                                          Class B shares         950,387           $      5.01
                                                          Class Y shares             204           $      5.01

 See accompanying notes to financial statements.




      Statement of operations
      IDS Intermediate Tax-Exempt Fund
      Six months ended May 31, 1997

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                             $309,610
 Expenses (Note 2):
 Investment management services fee                                                                     30,572
 Distribution fee -- Class B                                                                            10,980
 Transfer agency fee                                                                                     3,524
 Incremental transfer agency fee-- Class B                                                                  63
 Service fee
      Class A                                                                                            9,326
      Class B                                                                                            2,562
 Administrative services fees and expenses                                                               4,094
 Compensation of officers                                                                                2,837
 Custodian fees                                                                                          4,968
 Postage                                                                                                 4,505
 Registration fees                                                                                      65,270
 Reports to shareholders                                                                                 2,719
 Audit fees                                                                                              7,500
 Other                                                                                                   1,156
                                                                                                         -----
 Total expenses                                                                                        150,076
      Less expenses voluntarily reimbursed by AEFC (Note 2)                                            (76,858)
                                                                                                       -------
                                                                                                        73,218
      Earnings credits on cash balances (Note 2)                                                        (1,039)
                                                                                                        ------
 Total net expenses                                                                                     72,179
                                                                                                        ------
 Investment income-- net                                                                               237,431
                                                                                                       -------

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security transactions (Note 3)                                                   (50,050)
 Net change in unrealized appreciation or depreciation                                                 (39,580)
                                                                                                       -------
 Net loss on investments                                                                               (89,630)
 Net increase in net assets resulting from operations                                                 $147,801
                                                                                                      ========

 See accompanying notes to financial statements.


      Financial statements


      Statements of changes in net assets
      IDS Intermediate Tax-Exempt Fund



                                  Operations and distributions

                                                                            May 31, 1997        For the period
                                                                        Six months ended    from Nov. 13, 1996*
                                                                             (Unaudited)      to Nov. 30, 1996

 Investment income-- net                                                     $   237,431           $       936
 Net realized loss on investments                                                (50,050)                   --
 Net change in unrealized appreciation or depreciation                           (39,580)                6,566
                                                                                 -------                 -----
 Net increase in net assets resulting from operations                            147,801                 7,502
                                                                                 -------                 -----
 Distributions to shareholders from:
      Net investment income
          Class A                                                               (192,417)                 (787)
          Class B                                                                (42,874)                 (148)
          Class Y                                                                    (18)                   (1)
                                                                                     ---                    --
 Total distributions                                                            (235,309)                 (936)
                                                                                --------                  ----

                                  Capital share transactions (Note 4)

 Proceeds from sales
      Class A shares (Note 2)                                                 21,024,154             1,554,812
      Class B shares                                                           5,628,535               450,691
 Reinvestment of distributions at net asset value
      Class A shares                                                             168,298                   474
      Class B shares                                                              39,389                   103
      Class Y shares                                                                  18                     1
 Payments for redemptions
      Class A shares                                                          (8,618,677)              (16,159)
      Class B shares (Note 2)                                                 (1,343,282)                 (550)
                                                                              ----------                  ----
 Increase in net assets from capital share transactions                       16,898,435             1,989,372
                                                                              ----------             ---------
 Total increase in net assets                                                 16,810,927             1,995,938
 Net assets at beginning of period                                             1,998,938                 3,000
                                                                               ---------                 -----
 Net assets at end of period (Note 1)
      (including undistributed net investment income of
      $2,122 and $0)                                                         $18,809,865            $1,998,938
                                                                             ===========            ==========

 *Commencement of operations.

 See accompanying notes to financial statements.


      Notes to financial statements


      IDS Intermediate Tax-Exempt Fund
      (Unaudited as to May 31, 1997)

1. Summary of significant accounting policies

      IDS Intermediate Tax-Exempt Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively.

      The Fund invests primarily in investment-grade bonds and other debt securities issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Organizational costs

      The Fund incurred organizational expenses in connection with the Start up and initial registration of the Fund. The costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFCrepresenting initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      At May 31, 1997, AEFC owned 204 Class Y shares.

      The Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent.

      Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     oClass A $15.50
     oClass B $16.50
     oClass Y $15.50

2. Expenses and sales charges

      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Funds average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $301,428 for Class A and $322 for Class B for the six months ended May 31, 1997.

      AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Nov. 30, 1997. Under this agreement, the Fund's total expenses will not exceed 0.90% for Class A, 1.66% for Class B and 0.73% for Class Y of the Fund's average daily net assets.

      During the six months ended May 31, 1997 the Fund's custodian and transfer agency fees were reduced by $1,039 as a result of earning credits from overnight cash balances.

3. Securities transactions

      Cost of purchases of securities and proceeds from sales (other than short-term obligations) aggregated $18,373,457 and $2,598,678 respectively for the six months ended May 31, 1997. Realized gains and losses are determined on an identified cost basis.

4. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended May 31, 1997
                                           Class A       Class B       Class Y

      Sold                               4,183,360     1,120,576            --

      Issued for reinvested                 33,607         7,864             4
        distributions

      Redeemed                          (1,722,870)     (267,798)           --
                                        ----------      --------

      Net increase                       2,494,097       860,642             4


                                                Period ended Nov. 30, 1996*
                                           Class A       Class B       Class Y

      Sold                                 309,309        89,635            --

      Issued for reinvested                     94            20            --
        distributions

      Redeemed                              (3,206)         (110)           --
                                            ------          ----

      Net increase                         306,197        89,545            --

     * Inception date was Nov. 13, 1996.


5. Financial highlights

The table below shows certain important financial information for evaluating the Funds results.


                             Fiscal period ended Nov. 30,
                             Per share income and capital changesa
                                       Class A                    Class B                     Class Y
                                1997c          1996b         1997c       1996b            1997c      1996b
Net asset value,
beginning of period            $5.04          $5.00         $5.04       $5.00            $5.04      $5.00


                             Income from investment operations:
Net investment income            .09             --           .07         --               .09         --
Net gains (losses)  (both        .01            .04           .01        .04               .01        .04
realized and unrealized)
Total from investment            .10            .04           .08        .04               .10        .04
operations

                             Less distributions:
Dividends from net             (.09)             --         (.07)         --             (.09)         --
investment income
Net asset value,               $5.01          $5.04         $5.01      $5.04             $5.01      $5.04
end of period

                             Ratios/supplemental data
                                        Class A                    Class B                     Class Y
                                1997c          1996b         1997c       1996b            1997c      1996b

Net assets, end of               $14             $2            $5         $--               $--        $--
period (in millions)

Ratio of expenses to         .90%d,e        .90%d,e       1.65%d,e   1.66%d,e           .40%d,e    .73%d,e
average daily net assetsg

Ratio of net income to        3.64%d         3.19%d        2.97%d      2.04%d            3.91%d     2.32%d
average daily net assets

Portfolio turnover rate          22%             --           22%         --               22%         --
(excluding short-term
securities)

Total returnf                   1.1%           1.0%           .8%        .9%              1.2%       1.0%

   aFor a share outstanding throughout the period.  Rounded to the nearest cent.
   bInception date was Nov. 13, 1996.
   cSix months ended May 31, 1997 (Unaudited).
   dAdjusted to an annual basis.
   eAEFC voluntarily linited total operating expenses for the Fund. Had AEFC not done so, The annual ratio of expenses to average daily net  assets  would  have been  2.05% and 48.94% for Class A, 2.80% and
    55.07 for Class B and 2.07% and 83.81% for Class Y
    for the periods ended 1997 and 1996, respectively.
   gExpense  ratio is based on total  expenses of the Fund before  reduction  of earnings credits on cash balances.


      Investments in securities


      IDS Intermediate
      Tax-Exempt Fund
      May 31, 1997 (Unaudited)
                                                                                        (Percentages represent
                                                                                          value of investments
                                                                                       compared to net assets)

Municipal bonds (88.3%)

Name of issuer and title of issue (b,c,e)                     Coupon      Maturity       Principal     Value(a)
                                                                rate          year          amount

 Alaska (2.9%)
 Ancorage Light & Power Senior Lien
    Electric Utilities Refunding Revenue Bonds
    Series 1996C (AMBAC Insured)                                   4.10%      1999        $100,000 $     99,175
 Anchorage Unlimited Tax General Obligation Bonds
    Series 1992 (MBIA Insured)                                     5.85       2001         425,000      444,095
Total                                                                                                   543,270

 Arizona (1.4 %)
 Phoenix Water System Refunding Revenue Bonds
    Series 1993                                                    4.40       1999          75,000       75,113
 Salt River Agricultural Improvement & Power
    District Electric Refunding Revenue Bonds
    Series 1993C                                                   4.25       2001          70,000       69,219
 State Health Facility Authority Hospital
    Refunding Revenue Bonds Samaritan Health Systems
    Series A (MBIA Insured)                                        5.10       2002          25,000       25,407
 State Transportation Board Highway Sales Tax
    Refunding Revenue Bonds
    Series 1993                                                    4.25       1998          85,000       85,419
 Total                                                                                                  255,158

 Arkansas (0.2 %)
 State Finance Authority Revolving Loan
    Refunding Revenue Bonds
    Series 1993B (MBIA Insured)                                    4.80       2004          40,000       40,033

 California (6.7 %)
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997                                      5.10       2002         205,000      204,145
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997                                      5.20       2003         220,000      218,592
 Long Beach Harbor Revenue Bonds
    Series 1993 A.M.T.                                             4.50       2002         500,000      492,145
 Southern California College of Optometry
    Educational Facilities Authority College
    Revenue Bonds Series 1997B                                     4.90       1999         340,000      341,044
 Total                                                                                                1,255,926

 Colorado (5.5 %)
 Arvada Urban Renewal Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997A (MBIA Insured)                                    5.00       2004         300,000      301,062
 Arvada Urban Renewal Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997A (MBIA Insured)                                    5.25       2002         200,000      204,306
 Denver City & County Airport Revenue Bonds
    Series 1996 (MBIA Insured) A.M.T.                              4.80       2000         500,000      502,105
 Denver City & County School District #1 Facility
    Certificate of Participation
    Series 1996 (AMBAC Insured)                                    5.00       2005          30,000       30,124
 Total                                                                                                1,037,597

 Connecticut (0.7 %)
 State Unlimited General Obligation Bonds
    Series 1995A                                                   5.00       2000         130,000      131,907

 Florida (0.9%)
 State Ports Financing Commission
    Port District Revenue Bonds
    Series 1996 (MBIA Insured) A.M.T.                              4.60       2003         100,000       98,283
 State Unlimited General Obligation Bonds
    Series 1991                                                    5.40       1998          65,000       65,654
 Total                                                                                                  163,937

 Georgia (1.5 %)
 Clarke County Hospital Authority
    Hospital Revenue Certificates
    Series 1996 (MBIA Insured)                                     5.00       2001         150,000      151,809
 Dalton Development Authority
    Revenue Certificates
    Series 1996 (MBIA Insured)                                     4.625      2004         125,000      122,814
 Total                                                                                                  274,623

 Hawaii (2.7%)
 State General Obligation Bonds
    Series 1997 (FGIC Insured)                                     4.625      2001         500,000      500,350

 Illinois (7.5 %)
 Chicago Unlimited General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)                    5.00       2000         130,000      131,406
 Chicago Unlimited Tax General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)                    6.00       2002         520,000      546,042
 Dundee Township Open Space General Obligation Bonds
    Series 1997 (FSA Insured)                                      4.40       2002         250,000      244,035
 North Chicago Unlimited General Obligation
    Refunding Bonds Series 1996 (FGIC Insured)                     4.60       2001         200,000      199,536
 State Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996                                   5.10       2003         140,000      138,250
 State Health Facilities Authority Hospital
    Refunding Revenue Bonds Series 1996A                           5.00       2003         125,000      124,227
 State Health Facilities Authority Hospital
    Riverside Health Systems Refunding Revenue Bonds
    Series 1996A (MBIA Insured)                                    5.00       2004          25,000       25,046
 Total                                                                                                1,408,542

 Indiana (1.5%)
 State Bank Revenue Bonds
    Series B                                                       5.00       1999         160,000      161,522
 State Transportation Finance Authority Airport
    Facility Lease Refunding Revenue Bonds
    Series 1996A (AMBAC Insured)                                   4.50       2003         125,000      122,270
 Total                                                                                                  283,792

 Kansas (1.1%)
 State Development Finance Authority
    Health Facilities Revenue Bonds Hays Medical Center
    Series B (MBIA Insured)                                        5.00       2000         200,000      203,242

 Louisiana (1.7%)
 State Public Facilities Authority College Revenue Bonds
    Series 1997                                                    5.10       2003         100,000       99,265
 State Unlimited Tax General Obligation
    Refunding Bonds Series 1996A                                   6.00       2002         200,000      211,982
 Total                                                                                                  311,247

 Maine (0.5%)
 State Technical College System
    Certificates of Participation
    Series 1997 (MBIA Insured)                                     4.80       2002         100,000      100,175

 Michigan (2.1%)
 Detroit Sewer Disposal Refunding Revenue Bonds
    Series 1993A (FGIC Insured)                                    5.25       2005          25,000       25,494
 State Hospital Finance Authority Revenue Bonds
    Series 1997                                                    5.40       1999         125,000      124,943
 State Hospital Finance Authority Revenue Bonds
    Series 1997                                                    5.60       2000         135,000      134,672
 State Trunk Line Fuel Sales Tax
    Refunding Revenue Bonds Series 1992B-1                         5.10       1999         100,000      101,687
 Total                                                                                                  386,796

 Minnesota (3.9%)
 Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997                                         4.70       1999         160,000      159,909
 Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997 A.M.T.                                  4.90       1999         205,000      205,852
 Minneapolis Community Development Agency
    Limited Tax Supported Developmet Revenue Common
    Funds Bonds Series 1997 A.M.T.                                 5.10       2000         215,000      216,395
 State Unlimited General Obligation Refunding Bonds
    Series 1993                                                    4.80       1998         150,000      151,590
 Total                                                                                                  733,746

 Mississippi (1.6%)
 Jackson Airport Authority Revenue Bonds
    (AMBAC Insured) A.M.T.                                         6.25    2001-02         280,000      296,293

 Missouri (1.2%)
 Kansas City Water Revenue Bonds
    Series 1996B                                                   5.75       1999         100,000      103,430
 State Health & Educational Facility Authority
    Hospital Revenue Bonds Series 1993A                            4.50       2002         125,000      123,306
 Total                                                                                                  226,736

 Nevada (1.6 %)
 Clark County Special Improvement District No. 108
    Local Improvement Bonds Series 1997                            4.90       1999         200,000      199,970
 Washoe County Limited General Obligation
    Refunding Bonds Series 1993B (AMBAC Insured)                   4.80       2000         100,000      100,850
 Total                                                                                                  300,820

 New Hampshire (0.5%)
 State Business Finance Authority Resource
    Recovery Revenue Bonds (MBIA Insured)                          4.65%      2001        $100,000 $     99,706

 New Mexico (2.5%)
 Santa Fe Educational Facilities College Revenue
    Improvement Refunding Bonds
    Series 1997                                                    5.20       2003         235,000      233,357
 Santa Fe Educational Facilities College Revenue
    Improvement Refunding Bonds
    Series 1997                                                    5.30       2004         245,000      243,366
 Total                                                                                                  476,723

 New York (8.2%)
 New York City Individual Development Agency
    Civilian Facilities Revenue Bonds Young Men's
    Christian Association Greater New York                         5.00       2002         300,000      298,092
 New York City Unlimited General Obligation Bonds
    Series 1996E                                                   5.10       2002          20,000       19,963
 New York City Unlimited General Obligation Bonds
    Series 1997G                                                   5.00     2000-2         300,000      298,922
 State Dormitory Authority Federal Housing
    Authority Insured Hospital Revenue Bonds
    Series 1996 (AMBAC Insured)                                    5.00       2001         125,000      126,452
 State Dormitory Authority Health Care Revenue Bonds
    Series 1997                                                    5.00       2002         500,000      499,055
 State Environmental Facilities Corporation
    Special Obligation Lease Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)                                    4.60       2001         200,000      199,850
 State Urban Development Corporation Lease Revenue Bonds
    Series 1996-7                                                  5.00       2004          70,000       69,071
 State Urban Development Correctional Facility
    Sub Lien Revenue Bonds Series 1996                             5.25       2002          30,000       30,629
 Total                                                                                                1,542,034

 North Carolina (0.7%)
 State Medical Care Community Hospital Revenue Bonds
    Duke University Hospital
    Series 1996C                                                   4.75       2004          30,000       29,911
 Union City Unlimited General Obligation Bonds
    Series 1996B (MBIA Insured)                                    5.25       2001         100,000      102,591
 Total                                                                                                  132,502

 North Dakota (0.5%)
 Ward County Health Care Facility Revenue Bonds
    Series 1996A                                                   5.40       2003         100,000       99,331

 Ohio (1.6%)
 Cleveland Cuyahoga County Port Authority
    Refunding Revenue Bonds
    Sub Rock & Roll Hall of Fame                                   5.10       2002         300,000      298,581

 Oklahoma (1.5%)
 Enid Municipal Authority Sales Tax & Utility
    Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)                                    4.50       2000         250,000      249,792
 Norman Hospital Authority Refunding Revenue Bonds
    Series 1996A (MBIA Insured)                                    5.00       2004          30,000       30,161
 Total                                                                                                  279,953

 Oregon (0.3%)
 Health Sciences University College Revenue Bonds
    Series 1995A (MBIA Insured)                                    4.375      2002          60,000       58,899

 Pennsylvania (4.7%)
 Commonwealth of Pennsylvania Unlimited General
    Obligation Bonds 3rd Series 1993                               4.50       2000         150,000      149,838
 Cumberland County Municipal Authority
    Nursing Home Revenue Bonds
    Series 1996                                                    5.35       2003         125,000      123,992
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Series 1997                                                    5.30       2001         500,000      503,705
 Philadelphia Independent Development
    Authority Lease Revenue Bonds Series 1996A
    (MBIA Insured)                                                 4.45       2001          70,000       69,313
 Philadelphia Intergovernmental Cooperation Authority
    Special Tax Revenue Bonds
    Series 1992                                                    6.00       2002          40,000       42,383
 Total                                                                                                  889,231

 Rhode Island (1.1 %)
 State Refunding Certificates of Participation
    Series 1997 (MBIA Insured)                                     4.70       2002         200,000      198,758

 South Carolina (0.4%)
 Pickens County School District Unlimited
    General Obligation Bonds Series 1996A
    (FGIC Insured)                                                 4.90       2006          70,000       70,055

 South Dakota (0.8%)
 Sioux Falls Sales Tax Revenue Bonds
    Series 1996A (AMBAC Insured)                                   5.00       2004         150,000      150,924

 Tennessee (2.7%)
 Knox County Unlimited Tax General
    Obligation Bonds Series 1997                                   4.45       2003         500,000      490,790
 Memphis Unlimited General Obligation Bonds
    Series 1992                                                    4.80       1998          25,000       25,163
 Total                                                                                                  515,953

 Texas (8.9%)
 Arlington Independent School District Unlimited
    General Obligation Refunding & Improvement Bonds
    Series 1995 Permanent School Fund Guarantee                    6.50       2004          25,000       27,381
 Austin Utility System Refunding Revenue Bonds
    Series 1993                                                    5.00       1999         300,000      303,336
 Denison Hospital Authority Revenue Bonds
    Series 1997                                                    5.45       2002         255,000      255,551
 Houston Water & Sewer System Jr. Lien Refunding
    Revenue Bonds Series 1992C (MBIA Insured)                      5.10       1999         100,000      101,760
 Houston Water & Sewer System Prior Lien Refunding
    Revenue Bonds Series 1992B (MBIA Insured)                      5.75       2002         500,000      524,705
 Houston Water & Sewer System Refunding Revenue Bonds
    Series 1992B                                                   5.25       1999         250,000      254,687
 Hutto Independent School District Unlimited Tax
    School Building & Refunding Bonds
    Series 1997 Permanent School Fund Guarantee                    4.40       2000         100,000       99,748
 North Municipal Water District Solid Waste
    Disposal Systems Revenue Bonds Series 1996
    (AMBAC Insured)                                                4.90       2004          35,000       35,146
 Trinity River Authority Wastewater System
    Refunding Revenue Bonds Series A                               5.10       2001          25,000       25,496
 University of Texas Permanent Fund College
    Refunding Revenue Bonds Series 1996                            4.50       1999          40,000       40,228
 Total                                                                                                1,668,038

 Utah (2.1%)
 St. George Excise Tax Revenue Bonds
    Series 1996 (AMBAC Insured)                                    4.05       1998         250,000      249,935
 Salt Lake City School District Unlimited General
    Obligation Bonds Series 1995A                                  5.25       2001         150,000      153,678
 Total                                                                                                  403,613

 Virginia (1.6%)
 Chesapeake Individual Development Authority
    Public Facility Lease Revenue Bonds
    Series 1996 (MBIA Insured)                                     4.80       2003         100,000      100,155
 State College Building Authority Educational
    Facilities Revenue 21st Century College Program                5.00       1998         200,000      202,570
 Total                                                                                                  302,725

 Washington (1.7%)
 State Public Power Supply System Nuclear Project #3
    Refunding Revenue Bonds Series 1993B                           5.15       2002         300,000      302,856
 State Unlimited General Obligation Bonds
    Series 1995C                                                   5.50       1997          25,000       25,037
 Total                                                                                                  327,893

 West Virginia (0.5%)
 State Facility Authority Community Building
    Series A (MBIA Insured)                                        5.00       2002         100,000      101,384

 Wisconsin ( 2.8%)
 Mequon Bond Anticipation Note
    Series 1996                                                    4.10       1998         150,000      149,832
 State Health & Educational Facilities Authority
    Revenue Bonds
    Series 1996 (MBIA Insured)                                     4.75       2004         150,000      148,046
 State Health & Educational Facilities Authority
    Revenue Bonds Meriter Hospital Series 1996                     4.45       1998         100,000      100,105
 State Health & Educational Facilities Authority
    Revenue Bonds Meriter Hospital Series 1996                     4.65       1999         100,000       99,841
 State Unlimited General Obligation Bonds
    Series 1996F                                                   4.50       2002          35,000       34,682
 Total                                                                                                  532,506

 Total municipal bonds
 (Cost: $ 16,636,013)                                                                               $16,602,999

Short-term securities (10.6%)

Issuer (d,e)                                                   Effective              Amount           Value(a)
                                                                   yield          payable at
                                                                                    maturity
 Municipal notes
 Columbia Alabama Industrial Development Pollution
    Control Revenue Bonds Series C V.R.D.B. 10-01-22                   4.15%        $200,000           $200,000
 New York General Obligation Bonds Series B 10-01-20                   4.20          200,000            200,000
 Ohio State Air Quality Development Authority Revenue Bonds
    Cincinnati G&E Series 1985 V.R.D.B. 12-01-15                       4.20          500,000            500,000
 Port Arthur Naval District of Jefferson Texas Pollution
    Control Revenue Bonds Texaco 10-01-024                             4.15          600,000            600,000
 Putnam County Georgia Development Authority
    Pollution Control Revenue Bonds 04-01-32                           4.15          500,000            500,000


 Total short-term securities
 (Cost: $2,000,000)                                                                                $  2,000,000


 Total investment in securities
 (Cost: $18,636,013) (e)                                                                            $18,602,999


See accompanying notes to investments in securities.

              Investments in securities

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

Rating                                                      (Unaudited)

Rating                                         5-31-97                 11-30-96
AAA                                                48%                      36%
AA                                                 15                       29
A                                                  15                       30
BBB                                                21                        3
BB and below                                        1                        2
Non-rated                                          --                       --
Total                                             100%                     100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC        --  American Municipal Bond Association Corporation
FGIC         --  Financial Guarantee Insurance Corporation
MBIA         --  Municipal Bond Investors Assurance

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or week's notice. The maturity date disclosed represents the final maturity.Interest rate varies to reflect current market conditions; rate shown are effective rates on May 31, 1997.

(e) The following abbreviation are used in the portfolio descriptions:

A.M.T. - Alternative Minimum Tax - As of May 31, 1997, the value of securities subject to alternative minimum tax represented 9.6% of net assets.

V.R.D.B. - Variable Rate Demand Bond

(f) At May 31, 1997, the cost of securities for federal income tax purposes was approximately $18,636,000 a and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $21,000
Unrealized depreciation                                                54,000
                                                                       ------

Net unrealized depreciation                                          ($33,000)

Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Intermediate Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010